RELATED PARTY TRANSACTIONS (Schedule of related party loans and interest – associated companies) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Interest income – related parties, long term loans to associated companies	$ 2,263	$ 4,063
River Box
Related Party Transaction [Line Items]
Loans granted	45,000
Loans outstanding	45,000
Interest income – related parties, long term loans to associated companies	2,300	2,300
SFL Hercules Ltd. (“SFL Hercules”)
Related Party Transaction [Line Items]
Interest income – related parties, long term loans to associated companies	$ 0	$ 1,800